Capital Stock	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Equity [Abstract]
Capital Stock

Note 4 - Capital Stock

The capital structure of the Company includes 6,000,000 authorized shares of Class A common stock and 4,000,000 authorized shares of Class B common stock. Both classes of stock have a par value of $0.0001 per share.

During 2017, the Company was incorporated with the issuance of 4,000,000 shares of Class B common stock to its founder and President.

As of December 31, 2017, there were 4,000,000 shares of Class B common stock issued and outstanding.

Class A and Class B common stock contain certain rights, privileges, and preferences including the following:

Dividend Rights

Holders of Class A and Class B common stock shall be entitled to receive on a pari passu basis, when and as declared by the Company’s Board of Directors, but only out of assets legally available, cash dividends or the rights to acquire capital stock. As of December 31, 2017, there were no declared or unpaid dividends.

Voting Rights

Class A common stock entitles the stockholder to one vote for each share held. Class B Common Stock entitles the stockholder to ten votes for each share held. Holders of Class A Common Stock and Class B Common Stock vote together as one class on all matters submitted to a vote or for the consent of the stockholders of the company. The Class B common stockholders, voting as a separate class, are entitled to elect two members of the board. These board members are entitled to two votes as a director at each meeting. Additional members of the board shall be elected by the holders of Class A and Class B common stockholders, voting together as a single class. These board members are entitled to one vote as a director at each meeting.

Conversion Rights

Any shares of Class B common stock may, at the option of the holder, be converted into one fully paid and nonassessable share of Class A common stock. Class B common stock automatically converts to one fully paid and nonassessable Class A common stock upon the transfer of a share or the death of a Class B stockholder.

2017 Equity Incentive Plan

In November 2017, the Company adopted the 2017 Equity Incentive Plan. The material terms of the 2017 Plan are as follows:

Eligible participants. All officers, directors, employees, consultants, agents and independent contractors, and persons expected to become officers, directors, employees, consultants, agents and independent contractors of the Company are eligible to receive awards under the 2017 Plan.

Shares authorized. The maximum plan pool size is 1,000,000 shares of the Class A common stock.

Award Types. Awards include options, stock appreciation rights, restricted stock, or restricted stock units.

As of December 31, 2017, there were no outstanding equity awards.

Note 4 - Capital Stock

The capital structure of the Company includes 6,000,000 authorized shares of Class A common stock and 4,000,000 authorized shares of Class B common stock. Both classes of stock have a par value of $0.0001 per share.

During 2017, the Company was incorporated with the issuance of 4,000,000 shares of Class B common stock to its founder and President.

As of March 31, 2018, there were 4,000,000 shares of Class B common stock issued and outstanding.

Class A and Class B common stock contain certain rights, privileges, and preferences including the following:

Dividend Rights

Holders of Class A and Class B common stock shall be entitled to receive on a pari passu basis, when and as declared by the Company’s Board of Directors, but only out of assets legally available, cash dividends or the rights to acquire capital stock. As of March 31, 2018, there were no declared or unpaid dividends.

Voting Rights

Class A common stock entitles the stockholder to one vote for each share held. Class B Common Stock entitles the stockholder to ten votes for each share held. Holders of Class A Common Stock and Class B Common Stock vote together as one class on all matters submitted to a vote or for the consent of the stockholders of the Company. The Class B common stockholders, voting as a separate class, are entitled to elect two members of the board. These board members are entitled to two votes as a director at each meeting. Additional members of the board shall be elected by the holders of Class A and Class B common stockholders, voting together as a single class. These board members are entitled to one vote as a director at each meeting.

Conversion Rights

Any shares of Class B common stock may, at the option of the holder, be converted into one fully paid and nonassessable share of Class A common stock. Class B common stock automatically converts to one fully paid and nonassessable Class A common stock upon the transfer of a share or the death of a Class B stockholder.